Redeemable Noncontrolling Interest	6 Months Ended
Jun. 30, 2015
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest
Redeemable Noncontrolling Interest

One of the Company's noncontrolling interests is redeemable at the option of the holder and is presented outside of equity and carried at its estimated redemption value.

The following table presents a summary of the redeemable noncontrolling interest activity during the periods presented:

(in millions)	2015	2014
Balance as of January 1,	$70	$69
Distributions	(18)	(18)
Share of income	18	17
Adjustment to redemption value of redeemable noncontrolling interest	8	2
Balance as of June 30,	$78	$70